Revenue From Contract With Customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 25,964	$ 19,407	$ 32,343
Total operating revenue	1,509,931	801,003	2,707,408
Passenger revenue excluding miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,388,089	752,050	2,581,179
Miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,301	8,544	31,426
Passenger revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,412,390	760,594	2,612,605
Cargo and mail revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	71,577	21,002	62,460
Frequent flyer program - marketing services revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	18,897	15,452	22,170
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 7,067	$ 3,955	$ 10,173